CrossingBridge Low Duration High Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 56.7%		Par	Value
Accommodation and Food Services - 2.4%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030 (a)		$42,905,565	$35,139,930

Administrative and Support and Waste Management and Remediation Services - 0.8%
Fair Isaac Corp., 5.25%, 05/15/2026 (a)		11,350,000	11,373,133

Communications - 0.7%
Fable Media Group AB, 9.00%, 11/11/2028	SEK	37,310,740	4,032,389
Gentoo Media PLC
9.10% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	28,175,000	3,056,512
9.31% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	3,310,000	3,898,110
			10,987,011

Consumer Discretionary - 4.2%
Aider Konsern AS, 8.35% (3 mo. NIBOR + 4.15%), 09/05/2028	NOK	26,550,000	2,670,145
Alaska Airlines, Inc., Series A, Series A, 4.80%, 08/15/2027 (a)		1,120,652	1,128,027
Booster Precision Components GmbH, 11.07% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,764,112	2,093,914
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	17,700,000	20,098,981
OP Holdco GmbH, 8.53% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	16,900,000	18,768,509
United Airlines, Inc., 4.38%, 04/15/2026 (a)		11,061,000	11,053,819
United Airlines, Inc., Series A, Series A, 4.00%, 04/11/2026		6,448,195	6,447,878
View Ledger AS, 8.73% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	9,500,000	963,780
			63,225,053

Energy - 1.2%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000	17,853,750

Finance and Insurance - 5.4%
BGC Group, Inc., 6.15%, 04/02/2030		6,707,000	6,958,788
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		40,566,062	37,661,010
General Motors Financial Co., Inc., 1.25%, 01/08/2026		6,720,000	6,716,758
Icahn Enterprises LP, 5.25%, 05/15/2027		19,652,000	19,396,950
Mutares SE & Co. KGaA, 10.52% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,000,000	2,401,589
Oaktree Strategic Credit Fund, 6.19%, 07/15/2030 (a)		5,822,000	5,867,704
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)		1,116,000	1,117,594
			80,120,393

Health Care and Social Assistance - 3.2%
Formycon AG, 9.03% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	12,188,000	13,678,771
HCA, Inc., 5.25%, 06/15/2026		16,461,000	16,474,190
Magle Chemoswed Holding AB, 8.46% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	117,500,000	12,443,654
Orexo AB, 8.35% (3 mo. STIBOR + 6.50%), 03/28/2028	SEK	43,750,000	4,918,400
			47,515,015

Holding Companies - 0.6%
Novedo Holding AB, 8.84% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	56,250,000	5,715,036
Qflow Group AB, 7.35% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	27,500,000	3,042,317
			8,757,353

Industrials - 2.9%
Beelux Sarl, 8.85% (3 mo. EURIBOR + 6.75%), 03/14/2028 (b)	EUR	11,620,761	13,178,718
Mangrove Luxco III Sarl, 7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	20,826,000	24,527,306
Stolt-Nielsen Ltd., 7.22% (3 mo. NIBOR + 3.15%), 09/26/2028 (a)	NOK	13,500,000	1,382,254
Twma Finance AS, 13.00%, 02/08/2027		3,369,000	3,435,006
			42,523,284

Information - 5.5%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	21,879,529	2,254,733
12.00%, 03/19/2028	SEK	77,770,274	8,060,389
GCI LLC, 4.75%, 10/15/2028 (a)		20,442,000	19,950,658
Go North Group AB
10.05% (3 Month SOFR + 5.76%, or 10.05% PIK), 02/09/2026 (c)		8,391,077	2,290,894
15.00% (or 15.00% PIK), 02/09/2027 (c)(d)		3,643,266	0
15.00% (or 15.00% PIK), 02/09/2027 (c)(d)	SEK	16,010,879	0
15.00% (or 15.00% PIK), 02/02/2028 (c)(d)	SEK	6,326,043	0
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	14,313,023	979,439
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		29,785,000	29,830,690
T-Mobile USA, Inc., 2.25%, 02/15/2026		11,179,000	11,153,878
Warnermedia Holdings, Inc., 3.76%, 03/15/2027		8,026,000	7,986,689
			82,507,370

Manufacturing - 8.5%
AbbVie, Inc., 2.95%, 11/21/2026		8,400,000	8,337,466
Berry Global, Inc., 4.88%, 07/15/2026 (a)		5,163,000	5,164,142
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		17,087,000	9,312,415
Chemours Co., 4.63%, 11/15/2029 (a)		2,000,000	1,810,305
Dana, Inc.
5.38%, 11/15/2027		3,867,000	3,863,041
5.63%, 06/15/2028		16,033,000	16,017,228
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,843,666
Jabil, Inc., 1.70%, 04/15/2026		10,567,000	10,495,064
Microchip Technology, Inc., 5.05%, 02/15/2030		11,462,000	11,706,995
Neptune Bidco AS, 10.82% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	55,000,000	3,592,097
Pfizer, Inc., 4.20%, 11/15/2030		5,112,000	5,141,097
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026 (c)		7,253,808	6,973,811
Secop Group Holding GmbH, 10.42% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	3,041,863
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,845,703
Sonoco Products Co., 4.45%, 09/01/2026		6,466,000	6,480,701
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		11,287,000	11,270,965
Western Digital Corp., 4.75%, 02/15/2026		5,228,000	5,249,487
			126,146,046

Materials - 0.2%
Alltub Group SAS, 8.50% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	2,443,000	2,914,075

Mining, Quarrying, and Oil and Gas Extraction - 1.7%
Nabors Industries Ltd., 7.50%, 01/15/2028 (a)		22,599,000	22,609,554
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (a)		2,566,000	2,599,024
			25,208,578

Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)		5,619,000	5,640,127

Professional, Scientific, and Technical Services - 7.3%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)		8,397,000	8,327,509
Gen Digital, Inc., 6.75%, 09/30/2027 (a)		14,573,000	14,800,703
Getty Images, Inc.
14.00%, 03/01/2028 (a)		11,621,000	10,967,437
11.25%, 02/21/2030 (a)		17,976,000	16,871,371
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		17,644,000	17,703,266
Oracle Corp.
2.65%, 07/15/2026		21,930,000	21,755,019
3.25%, 11/15/2027		14,524,000	14,220,831
VMware LLC, 1.40%, 08/15/2026		4,061,000	4,002,205
			108,648,341

Real Estate - 1.2%
Boras V-tyget 1 AB, 7.70% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	165,900,000	18,380,275

Real Estate and Rental and Leasing - 0.9%
Williams Scotsman, Inc., 4.63%, 08/15/2028 (a)		12,934,000	12,938,888

Technology - 4.3%
Azerion Group NV, 7.52% (3 mo. EURIBOR + 5.50%), 10/02/2029	EUR	16,800,000	19,200,395
Goldcup 100865 AB, 7.40% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	6,250,000	697,537
Hawk Infinity Software AS, 10.65% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(b)	NOK	71,900,000	6,831,570
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	22,500,000	24,194,401
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	11,312,000	12,712,241
			63,636,144

Transportation and Warehousing - 2.6%
Hawaiian Holdings, Inc., Series 2013-1, Series 2013-1, 3.90%, 01/15/2026		21,687,550	21,666,328
XPO, Inc., 6.25%, 06/01/2028 (a)		16,727,000	17,085,828
			38,752,156

Utilities - 0.9%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000	13,314,742

Wholesale Trade - 1.8%
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)		20,955,000	20,997,497
TD Synnex Corp., 1.75%, 08/09/2026		6,667,000	6,569,688
			27,567,185
TOTAL CORPORATE BONDS (Cost $857,351,098)			843,148,849

BANK LOANS - 12.7%		Par	Value
Communications - 3.5%
CMG Media Corp., First Lien, 7.27% (3 mo. Term SOFR + 3.50%), 06/18/2029		46,370,748	43,412,294
Magnite, Inc., 6.72% (1 mo. Term SOFR + 3.75%), 02/06/2031		8,952,764	8,954,645
			52,366,939

Consumer Discretionary - 3.8%
Bally's Corp., First Lien, 7.37% (3 mo. Term SOFR + 3.25%), 10/02/2028		35,764,524	35,327,660
Elevate Textiles, Inc., 12.64% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,607,865	8,658,996
Marelli Delayed Draw, 11.75% (1 mo. Term SOFR + 7.75%), 03/09/2026		4,793,600	4,917,418
Marelli Term Loan, 11.75% (1 mo. Term SOFR + 7.75%), 03/09/2026		7,190,400	7,376,128
			56,280,202

Finance and Insurance - 1.6%
Fiserv Investment Term Loan B, 7.89% (3 mo. Term SOFR + 4.00%), 02/18/2027		23,972,367	23,756,616

Manufacturing - 0.8%
K&N Parent, Inc., 11.83% (3 mo. Term SOFR + 8.00%), 02/14/2027		11,851,509	11,792,252

Materials - 0.2%
Tosca Services LLC, 9.22% (1 mo. Term SOFR + 5.50%), 11/30/2028		3,039,082	3,087,525

Real Estate and Rental and Leasing - 1.7%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028		25,349,000	25,222,255

Retail Trade - 1.1%
The Container Store, Inc. First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		9,823,667	8,350,117
The Container Store, Inc. Rolled Up First Out Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		3,753,643	3,190,596
The Container Store, Inc. Second Out Loan, 9.20% (6 mo. Term SOFR + 5.00%), 07/30/2029 (c)		536,348	107,270
The Container Store, Inc. Super Senior. Loan, 10.22% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (c)		4,597,039	4,597,039
			16,245,022
TOTAL BANK LOANS (Cost $189,855,807)			188,750,811

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 5.3%		Shares	Value
Activate Energy Acquisition Corp. (f)		100,000	1,000,000
Alpha Partners Technology Merger Corp. Founder Shares (c)(d)(f)		9,341	0
Apex Treasury Corp. (f)		150,000	1,507,500
Blueport Acquisition Ltd. (f)		92,000	925,060
Cantor Equity Partners I, Inc. - Class A (f)		366,457	3,818,482
Charlton Aria Acquisition Corp. - Class A (f)		115,000	1,205,200
Columbus Acquisition Corp. (f)		118,214	1,223,515
Crane Harbor Acquisition Corp. II (f)		250,000	2,516,250
Crown Reserve Acquisition Corp. I (f)		555,665	5,523,310
D Boral ARC Acquisition I Corp. - Class A (f)		200,000	2,006,000
Daedalus Special Acquisition Corp. (f)		80,000	804,000
Emmis Acquisition Corp. - Class A (f)		175,000	1,744,750
Evolution Global Acquisition Corp. (f)		75,000	755,250
General Purpose Acquisition Corp. (f)		100,000	1,001,000
GigCapital8 Corp. (f)		150,000	1,536,000
Hall Chadwick Acquisition Corp. (f)		125,000	1,253,125
Harvard Ave Acquisition Corp. (f)		415,000	4,154,150
Invest Green Acquisition Corp. (f)		75,000	752,250
Kochav Defense Acquisition Corp. - Class A (f)		275,000	2,788,500
Leapfrog Acquisition Corp. (f)		75,000	750,375
McKinley Acquisition Corp. (f)		123,355	1,243,418
Mercer Park Opportunities Corp. (f)(g)		1,725,300	18,115,650
Miluna Acquisition Corp. (f)		75,000	749,250
NMP Acquisition Corp. - Class A (f)		468,500	4,694,370
Quartzsea Acquisition Corp. (f)		140,189	1,436,937
Safeguard Acquisition Corp. (f)		32,607	328,842
Solarius Capital Acquisition Corp. (f)		100,000	1,027,000
Spring Valley Acquisition Corp. III - Class A (f)		115,000	1,167,250
TGE Value Creative Solutions Corp. (f)		450,000	4,473,000
Translational Development Acquisition Corp. (f)		250,000	2,622,500
Twelve Seas Investment Co. III (f)		100,000	995,000
Vendome Acquisition Corp. I - Class A (f)		300,000	3,021,000
Vine Hill Capital Investment Corp. II (f)		200,000	2,006,000
Westin Acquisition Corp. (f)		125,000	1,255,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $76,970,852)			78,399,934

ASSET-BACKED SECURITIES - 4.2%		Par	Value
Consumer Discretionary - 0.7%
Hertz Corp., Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		10,076,000	10,208,451

Finance and Insurance - 3.5%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		1,750,132	1,754,873
Coinstar Funding LLC, A2 Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		21,009,315	24,034,656
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (a)		8,814,720	8,357,929
Lyra Music Assets Delaware LP, A2 Series 2025-1A, Class A2, 5.60%, 09/20/2065 (a)		8,114,117	8,191,480
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		1,583,418	1,583,885
Series 2025-1, Class A, 5.45%, 05/15/2040 (a)		7,745,853	7,788,630
			51,711,453
TOTAL ASSET-BACKED SECURITIES (Cost $56,441,266)			61,919,904

MORTGAGE-BACKED SECURITIES - 3.8%		Par	Value
Finance and Insurance - 3.8%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.19% (1 mo. Term SOFR + 1.44%), 10/15/2034 (a)		6,615,000	6,627,207
BX Trust, A
Series 2024-BIO, Class A, 5.39% (1 mo. Term SOFR + 1.64%), 02/15/2041 (a)		4,170,000	4,166,087
Series 2024-KING, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		12,296,124	12,310,748
Series 2025-LUNR, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 06/15/2040 (a)		16,590,745	16,635,526
BX Trust, B Series 2024-KING, Class B, 5.49% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		2,674,787	2,679,998
DGWD Trust, A Series 2025-INFL, Class A, 5.35% (1 mo. Term SOFR + 1.60%), 08/15/2035 (a)		8,067,000	8,106,636
DGWD Trust, B Series 2025-INFL, Class B, 5.55% (1 mo. Term SOFR + 1.80%), 08/15/2035 (a)		2,180,000	2,184,883
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 4.92% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,494,963	3,495,170
			56,206,255
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,118,594)			56,206,255

CONVERTIBLE BONDS - 2.0%		Par	Value
Accommodation and Food Services - 0.8%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		11,667,000	11,423,451

Finance and Insurance - 0.7%
Euronet Worldwide, Inc., 0.63%, 10/01/2030 (a)		11,079,000	10,130,361

Information - 0.3%
Go North Group AB, 0.00%, 12/31/2050 (c)(d)(e)	SEK	39,553,628	0
Leafly Holdings, Inc., 8.00%, 01/15/2026 (c)		5,982,000	5,084,700
			5,084,700

Technology - 0.2%
Dropbox, Inc., 0.00%, 03/01/2026 (e)		2,563,000	2,545,059
TOTAL CONVERTIBLE BONDS (Cost $30,925,408)			29,183,571

MUNICIPAL BONDS - 0.3%		Par	Value
New York - 0.1%
New York State Dormitory Authority, 5.38%, 05/01/2035 (Obligor: Pace University) (h)		2,005,000	2,005,000

Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.) (h)(i)		2,500,000	2,502,003
TOTAL MUNICIPAL BONDS (Cost $4,505,000)			4,507,003

PREFERRED STOCKS - 0.2%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.2%
SWK Holdings Corp., 9.00%, 01/31/2027 (f)		152,467	3,884,859
TOTAL PREFERRED STOCKS (Cost $3,811,675)			3,884,859

COMMON STOCKS - 0.1%		Shares	Value
Finance and Insurance - 0.0% (j)
Euronet Worldwide, Inc. (f)		4,657	354,444

Manufacturing - 0.1%
Cannabist Co. Holdings, Inc. (f)		4,027,595	237,226
Cannabist Co. Holdings, Inc. (c)(d)(f)		4,027,595	0
Prosomnus Equity (c)(f)(m)		996,799	996,799
			1,234,025

Retail Trade - 0.0% (j)
The Container Store, Inc. (d)(f)		252,306	0
TOTAL COMMON STOCKS (Cost $1,280,964)			1,588,469

WARRANTS - 0.0% (j)		Contracts	Value
Information - 0.0% (j)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (d)(f)		36,943	0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 9.3%		Par	Value
Consumer Discretionary - 2.0%
Genuine Parts Co., 3.99%, 01/12/2026 (a)(k)		29,901,000	29,860,481

Consumer Staples - 2.7%
Imperial Brands Finance PLC, 3.89%, 01/20/2026 (a)(k)		17,086,000	17,049,186
Keurig Dr Pepper, Inc., 4.35%, 01/16/2026 (a)(k)		23,860,000	23,819,832
			40,869,018

Finance and Insurance - 1.4%
Crown Castle, Inc., 4.18%, 01/20/2026 (a)(k)		20,972,000	20,923,248

Manufacturing - 1.6%
Jabil, Inc., 4.12%, 01/07/2026 (a)(k)		23,072,000	23,052,350

Materials - 1.6%
International Flavors & Fragrances, Inc., 4.16%, 01/23/2026 (a)(k)		24,084,000	24,024,734
TOTAL COMMERCIAL PAPER (Cost $138,736,649)			138,729,831

MONEY MARKET FUNDS - 5.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.67% (l)		3,026,151	3,026,151
First American Treasury Obligations Fund - Class X, 3.68% (l)		77,511,857	77,511,857
TOTAL MONEY MARKET FUNDS (Cost $80,538,008)			80,538,008

TOTAL INVESTMENTS - 100.0% (Cost $1,496,535,321)			1,486,857,494
Liabilities in Excess of Other Assets - (0.0)% (j)			(161,384)
TOTAL NET ASSETS - 100.0%			$1,486,696,110

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AB - Aktiebolag
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $617,319,141 or 41.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $31,591,226 or 2.1% of net assets as of December 31, 2025.

(d)	Security is currently in default.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Non-income producing security.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(i)	Security subject to the Alternative Minimum Tax ("AMT"). As of December 31, 2025, the total value of securities subject to the AMT was $2,502,003 or 0.2% of net assets.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized yield as of December 31, 2025.
(l)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(m)	Privately held.

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2026	EUR	1,077,000	USD	1,264,937	$1,671
U.S. Bancorp Investments, Inc.	01/15/2026	USD	184,836,554	EUR	159,050,000	(2,214,501)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	16,147,469	NOK	162,880,000	(12,946)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	61,898,084	SEK	583,910,000	(1,576,809)
Net Unrealized Appreciation (Depreciation)						$(3,802,585)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CrossingBridge Low Duration High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$833,884,144	$9,264,705	$843,148,849
Bank Loans	–	172,505,789	16,245,022	188,750,811
Special Purpose Acquisition Companies (SPACs)	51,046,806	27,353,128	0	78,399,934
Asset-Backed Securities	–	61,919,904	–	61,919,904
Mortgage-Backed Securities	–	56,206,255	–	56,206,255
Convertible Bonds	–	24,098,871	5,084,700	29,183,571
Municipal Bonds	–	4,507,003	–	4,507,003
Preferred Stocks	3,884,859	–	–	3,884,859
Common Stocks	591,670	0	996,799	1,588,469
Warrants	0	–	–	0
Commercial Paper	–	138,729,831	–	138,729,831
Money Market Funds	80,538,008	–	–	80,538,008
Total Investments	$136,061,343	$1,319,204,925	$31,591,226	$1,486,857,494

Other Financial Instruments:
Forward Currency Contracts*	$–	$1,671	$–	$1,671
Total Other Financial Instruments	$–	$1,671	$–	$1,671

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(3,804,256)	$–	$(3,804,256)
Total Other Financial Instruments	$–	$(3,804,256)	$–	$(3,804,256)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Income Fund	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$8,659,736	4,653,268	$-	$5,178,200	$996,799
Purchases	193,550	191,397	-	-	-
Sales	-	(2,616,431)	-	(110,000)	-
Realized gains	-	-	-	-	-
Realized losses	-	(429,410)	-	-	-
Accretion of discount/(amortization of premium)	65,518	51,005	-	-	-
Change in unrealized appreciation/(depreciation)	345,901	(1,068,345)	(2,195)	16,500	-
Transfer in/(out) of Level 3	-	15,463,538	2,195	-	-
Ending Balance - December 31, 2025	$9,264,705	16,245,022	$0	$5,084,700	$996,799

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025, includes the following:
	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
	$345,901	(1,068,345)	$(2,195)	$16,500	$-

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

CrossingBridge Low Duration High Income Fund
Descriptions	Fair Value December 31, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$9,264,705	Market Approach	Yield to maturity	20.00%	20.00%	Decrease
			Recoverable value	0-30.10%	30.10%	Increase
Bank Loans	$16,245,022	Market Approach	Transaction price	$20-100	$88.82	Increase
Special Purpose Acquisition Companies	$0	Market Approach	Recoverable value	$0	$0	Increase
Convertible Bonds	$5,084,700	Market Approach	Recoverable value	$0-85	$85	Increase
Common Stocks	$996,799	Market Approach	Enterprise Value	$1.18	$1.18	Increase
			Discount	15-100%	15.00%	Decrease
(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.